Amounts Receivable	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Amounts Receivable
4.	AMOUNTS RECEIVABLE

	December 31,	December 31,
	2023	2022
Government grants (Note 14)	$—	$13,892
GST/HST recoverable	85,879	38,658
Other refundable tax credits (1)	104,733	37,165

Total	$190,612	$89,715

(1)	Other refundable tax credits are due to tax incentives for R&D costs incurred by Eupraxia Australia (Note 14 – Research and Development Expenses).